Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Southland Holdings [Member]
Defined Benefit Plan Disclosure [Line Items]
Costs to insure	$ 12,770,000	$ 25,091,000
Mobilization costs	5,358,000	6,990,000
Costs to fulfill contracts, net	18,128,000	32,081,000
Public Shares [Member]
Defined Benefit Plan Disclosure [Line Items]
Allocation of net loss as adjusted	$ (68,381)	$ 1,547,311
Basic weighted average shares outstanding	6,260,292	28,771,000
Basic and diluted net loss per common share	$ (0.01)	$ 0.05
Founder Shares [Member]
Defined Benefit Plan Disclosure [Line Items]
Allocation of net loss as adjusted	$ (70,057)	$ 383,991
Basic weighted average shares outstanding	6,413,684	7,140,000
Basic and diluted net loss per common share	$ (0.01)	$ 0.05